Interest-Bearing Deposits - Scheduled Maturities of Certificates of Deposit (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
2015	$ 115,336
2016	52,031
2017	31,715
2018	4,814
2019	10,750
Thereafter	5,324
Total	$ 219,970	$ 236,349